Issued Share Capital - Schedule of Issued Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended																12 Months Ended
		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Disclosure of classes of share capital [line items]
Shares issued, value		$ 6,780		$ 6,747		$ 12,276		$ 1,598		$ 742		$ 641		$ 1,471		$ 1,138
Share capital		$ 66,727								$ 39,326								$ 66,727		$ 39,326
Ordinary shares authorized		200,000,000	[1]							150,000,000								200,000,000	[1]	150,000,000
Ordinary shares authorized, value		$ 60,000								$ 45,000								$ 60,000		$ 45,000
'A' Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]	127,116,702								67,291,738								127,116,702		67,291,738		55,718,423
Shares issued		13,425,561		16,250,661	[2]	25,956,283	[2]	4,192,459	[2]	1,892,518	[2]	1,659,767	[2]	3,773,385	[2]	2,747,645	[2]	59,824,964		10,073,315
'A' Ordinary Shares | Issuance Toward Equity Infusion From Funds
Disclosure of classes of share capital [line items]
Shares issued																		1,303,212	[3]
Average exercise price																		$ 3.22
'A' Ordinary Shares | Issuance to Vendors
Disclosure of classes of share capital [line items]
Shares issued	[4]																	6,475,600
'A' Ordinary Shares | 2015 Share Plan
Disclosure of classes of share capital [line items]
Shares issued	[5]																	132,013		10,416
Average exercise price																		$ 2.00		$ 7.92
'A' Ordinary Shares | Issuance Towards Reliance Industries Limited
Disclosure of classes of share capital [line items]
Shares issued																				3,111,088	[6]
Average exercise price																				$ 15.00
'A' Ordinary Shares | Exercise Against Restricted Share Unit/Management Scheme
Disclosure of classes of share capital [line items]
Shares issued	[7]																	2,728,181		770,541
Average exercise price																				$ 0.39
Shares exercised																		2,828,181		183,000
Shares issued to settle payables	[8]																	6,475,600
'A' Ordinary Shares | Issuance Towards Settlement Of Convertible Notes
Disclosure of classes of share capital [line items]
Shares issued	[9]																	49,185,958		4,411,359
Average exercise price																		$ 1.87		$ 11.28
'A' Ordinary Shares | Issuance To Founders Group
Disclosure of classes of share capital [line items]
Shares issued																				1,769,911	[10],[11]
Average exercise price																				$ 14.69
'A' Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]									1,500,000										1,500,000
"B" Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]	19,899,085																19,899,085
Shares issued		4,642,160									[2]		[2]		[2]		[2]	11,686,370
"B" Ordinary Shares | Exercise Against Restricted Share Unit/Management Scheme
Disclosure of classes of share capital [line items]
Shares issued	[7]																	6,808,320
"B" Ordinary Shares | Issuance To Founders Group
Disclosure of classes of share capital [line items]
Shares issued	[10],[11]																	4,878,050
Average exercise price																		$ 1.64
Shares issued against advance received																		4,451,210
Advance received		$ 6,150																$ 6,150
Amount payable		$ 1,150																$ 1,150
'B' Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]									8,212,715										8,212,715		9,712,715
Shares issued	[2]					7,044,210
'B' Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[2]									1,500,000										1,500,000

[1]	The Company increased authroized number of shares to 200,000,000 on September 25, 2019.
[2]	Each A ordinary shares is entitled to one vote on all matters and each B shares shares is entitled to ten votes.
[3]	Average exercise price A Ordinary Shares $3.22 (March 2019: Nil)
[4]	Includes payables settled by issuance 100,000 A Ordinary shares issued to a consultant at an average exercised price at $2.23 (March 2019: NIL) and 6,375,600 A Ordinary Shares towards payables settlement at an average exercised price at $3.14 (March 2019: Nil)
[5]	Average exercise price A Ordinary Shares $2 (March 2019: $7.92)
[6]	Average exercise price of A Ordinary Shares NIL (March 2019: $15)
[7]	2,728,182 A Ordinary shares (March 2019: 183,000) at NIL(March 2019: $0.39) and 6,808,320 B Ordinary shares (March 2019: Nil) exercised at NIL price March 2019: Nil)
[8]	100,000 shares issued to a consultant at an average exercise price of $2.23 and 6,375,600 issued towards payables settlement at an average exercise price of $3.14.
[9]	Average exercise price of A Ordinary Shares $1.87 (March 2019: $11.28)
[10]	Average price of A Ordinary Shares at NIL price (March 2019: $14.69)and B Ordinary Shares at $1.64 (March 2019:Nil)
[11]	Includes 4,176,830 B Ordinary shares issued against advance received ($6,150) as of March 31, 2019 and $700 received during the year and $1,150 payables settled by issuance of 701,220 B Ordinary shares